Income (Loss) Per Share (Summary of Amounts Used in Calculating Basic and Diluted Earnings (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) allocated to common stockholders - basic and diluted:
Income (loss) attributable to the Company	$ (84,201)				$ (38,017)					$ (113,635)	$ (126,966)	$ (67,008)
Less: Dividends on preferred stock	(10,644)				(10,644)					(42,577)	(42,577)	(44,761)
Undistributed income (loss) allocated to common stockholders	(94,467)				(61,111)					(187,328)	(217,494)	(169,672)
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$ (94,467)				$ (49,132)					$ (157,488)	$ (170,437)	$ (123,920)
Weighted average common shares outstanding:
Weighted average common shares outstanding - basic (in shares)	100,470				99,407					99,837	97,282	95,207
Weighted average common shares outstanding - diluted (in shares)	100,470	99,968	99,971	99,942	99,407	99,324	97,467	96,889	95,367	99,837	97,282	95,207
Basic income (loss) per share:
Net income (loss) allocated to common stockholders per share (in dollars per share)	$ (0.94)				$ (0.49)					$ (1.58)	$ (1.75)	$ (1.30)
Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share (in dollars per share)	$ (0.94)				$ (0.49)					$ (1.58)	$ (1.75)	$ (1.30)
Performance stock units
Income (loss) allocated to common stockholders - basic and diluted:
Less: Dividends	$ 378				$ (190)					$ (475)	$ (50)	$ (393)
Restricted shares
Income (loss) allocated to common stockholders - basic and diluted:
Less: Dividends	0				(281)					(801)	(844)	(959)
Common Stock
Income (loss) allocated to common stockholders - basic and diluted:
Less: Dividends	$ 0				$ (11,979)					$ (29,840)	$ (47,057)	$ (45,752)